Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 4,372,555
Ending balance	4,154,315	$ 126,695	$ 4,372,555
Net carrying amount:
Intangible assets	4,154,315		4,372,555
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,565,271		12,061,215
Additions	2,284,641		2,746,105
Write-off	(2,720,083)		(3,957,885)
Disposal of a subsidiary	(3,151)
Reclassifications	7,363		(5,855)
Exchange effect	351,221		(278,309)
Ending balance	10,485,262		10,565,271
Net carrying amount:
Intangible assets	10,485,262		10,565,271
Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6,192,716)		(7,786,015)
Amortization	2,636,538		2,555,610
Write-off	(2,720,083)		(3,957,885)
Disposal of a subsidiary	(2,025)
Exchange effect	223,801		(191,024)
Ending balance	(6,330,947)		(6,192,716)
Net carrying amount:
Intangible assets	(6,330,947)		(6,192,716)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,614
Ending balance	7,614		7,614
Net carrying amount:
Intangible assets	7,614		7,614
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012		15,012
Additions	0
Write-off	0
Reclassifications	0
Exchange effect	0
Ending balance	15,012		15,012
Net carrying amount:
Intangible assets	15,012		15,012
Goodwill [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,398)		(7,398)
Amortization	0
Write-off	0
Exchange effect	0
Ending balance	(7,398)		(7,398)
Net carrying amount:
Intangible assets	(7,398)		(7,398)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,575,246
Ending balance	2,245,384		2,575,246
Net carrying amount:
Intangible assets	2,245,384		2,575,246
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,466,077		5,669,787
Additions	1,328,781		1,399,699
Write-off	(1,290,196)		(1,498,642)
Disposal of a subsidiary	(3,151)
Reclassifications	7,363		(5,855)
Exchange effect	(32,375)		(98,912)
Ending balance	5,476,499		5,466,077
Net carrying amount:
Intangible assets	5,476,499		5,466,077
Software [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,890,831)		(2,689,397)
Amortization	1,656,180		1,741,898
Write-off	(1,290,196)		(1,498,642)
Disposal of a subsidiary	(2,025)
Exchange effect	(23,675)		(41,822)
Ending balance	(3,231,115)		(2,890,831)
Net carrying amount:
Intangible assets	(3,231,115)		(2,890,831)
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	864,576
Ending balance	879,682		864,576
Net carrying amount:
Intangible assets	879,682		864,576
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,773,541		3,422,432
Additions	95,245		346,896
Write-off	(214,874)		(1,826,383)
Reclassifications	0
Exchange effect	388,567		(169,404)
Ending balance	2,042,479		1,773,541
Net carrying amount:
Intangible assets	2,042,479		1,773,541
Patent and technology license fee [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(908,965)		(2,597,513)
Amortization	216,437		277,768
Write-off	(214,874)		(1,826,383)
Exchange effect	252,269		(139,933)
Ending balance	(1,162,797)		(908,965)
Net carrying amount:
Intangible assets	(1,162,797)		(908,965)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	925,119
Ending balance	1,021,635		925,119
Net carrying amount:
Intangible assets	1,021,635		925,119
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,310,641		2,953,984
Additions	860,615		999,510
Write-off	(1,215,013)		(632,860)
Reclassifications	0
Exchange effect	(4,971)		(9,993)
Ending balance	2,951,272		3,310,641
Net carrying amount:
Intangible assets	2,951,272		3,310,641
Others [member] | Accumulated amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,385,522)		(2,491,707)
Amortization	763,921		535,944
Write-off	(1,215,013)		(632,860)
Exchange effect	(4,793)		(9,269)
Ending balance	(1,929,637)		(2,385,522)
Net carrying amount:
Intangible assets	$ (1,929,637)		$ (2,385,522)